Pension and Other Postretirement Benefit Plans - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016 USD ($) Employee	Mar. 31, 2016 USD ($) Employee	Apr. 28, 2018 USD ($)	Apr. 29, 2017 USD ($)	Apr. 30, 2016 USD ($)
Pension and Other Postretirement Benefit Plans [Line Items]
Number of remaining active and terminated vested participants elected to receive lump sum payments | Employee		2,300
Pension plan settlement charge			$ 18,100			$ 20,897
Number of remaining active and terminated vested participants received lump sum payments | Employee			1,800
Benefits for the remaining plan population transferred to Massachusetts Mutual Life Insurance Company		$ 34,300
Number of missed participants received lump sum payments	28
Pension expense				$ 3	$ 276	25,330
Regular pension expense						4,433
Company contributions, employee benefit expenses				$ 11,275	$ 11,815	$ 12,251